CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 101,004	$ 90,038
Time deposits	1,080	11,780
Accounts receivable	8,082	4,884
Assets held for sale	0	8,057
Due from Manager	0	48
Inventories	8,653	12,036
Derivative assets current	1,148	99
Accrued revenue	665	557
Restricted cash	0	3,400
Prepaid expenses and other current assets	3,484	3,835
Total current assets	124,116	134,734
FIXED ASSETS:
Vessels, net	864,391	942,164
Right-of-use asset	31,938	0
Advances for vessels	56,484	9,126
Total fixed assets	952,813	951,290
OTHER NON CURRENT ASSETS:
Deferred financing costs	884	160
Restricted cash	10,250	18,754
Derivative assets long-term	5,879	54
Accrued revenue	282	75
Other non current assets	96	562
Total assets	1,094,320	1,105,629
CURRENT LIABILITIES:
Current portion of long-term debt, net	39,912	75,784
Liability directly associated with assets held for sale	0	3,983
Unearned revenue	11,014	6,223
Trade accounts payable	9,985	13,480
Accrued liabilities	5,371	4,663
Derivative liabilities current	414	582
Lease Liability	21,945	0
Due to Manager	51	0
Total current liabilities	88,692	104,715
Long-term debt, net	315,796	531,883
Unearned revenue Long-term	7,989	3,536
Derivative liabilities long-term	0	1,396
Other liabilities	2,603	1,240
Total liabilities	415,080	642,770
MEZZANINE EQUITY - Redeemable non-controlling interest	0	18,112
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 102,174,594 and 121,640,839 issued and outstanding at December 31, 2020 and 2021, respectively	122	102
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,297,504 and 2,297,504 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2020 and 2021, respectively	55	55
Additional paid in capital	425,202	354,284
Retained earnings	253,861	90,306
Total shareholders’ equity	679,240	444,747
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,094,320	$ 1,105,629